Share Option Activities, for Performance Condition (Detail) - Performance Shares	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of Options
Granted: | shares	6,000,000
Exercised | shares	0
Forfeited | shares	0
Outstanding at end of period | shares	6,000,000
Vested and expected at end of period | shares	6,000,000
Exercisable at end of period | shares	2,190,476
Weighted-Average Exercise Price
Granted: | $ / shares	$ 1.86
Exercised | $ / shares	0
Forfeited | $ / shares	0
Outstanding at end of period | $ / shares	1.86
Vested and expected at end of period | $ / shares	1.86
Exercisable at end of period | $ / shares	$ 1.86
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	4 years 7 months 6 days
Vested and expected to vest at end of period	4 years 7 months 6 days
Exercisable at end of period	4 years 7 months 6 days
Aggregate Intrinsic Value
Forfeited | $	$ 0
Outstanding at end of period | $
Vested and expected to vest at end of period | $
Exercisable at end of period | $